Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
General and administrative	$ 12,491	$ 12,078	$ 45,279	$ 31,889
Total operating expenses	12,491	12,078	45,279	31,889
Loss from operations	(12,491)	(12,078)	(45,279)	(31,889)
Other expenses
Interest expense	(28,081)	(23,126)	(101,472)	(85,103)
Total other expenses	(28,081)	(23,126)	(101,472)	(85,103)
Net loss	$ (40,572)	$ (35,204)	$ (146,751)	$ (116,992)
Net loss per common share, basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding, basic and diluted	30,000,100	30,000,100	30,000,100	30,000,100